Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2019 CNY (¥)	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2019 CNY (¥) Customer	Dec. 31, 2018 CNY (¥) Customer	Dec. 31, 2017 CNY (¥) Customer	Dec. 31, 2019 CNY (¥)
Accounting Policies [Line Items]
Cash and cash equivalents		$ 375,297		¥ 2,468,034		¥ 2,612,743
Deferred revenue recognized	¥ 441,892
Impairment charges related to contract assets			¥ 0
Other operating income		49,534	344,843	253,697	¥ 156,764
Value added tax incurred			1,484,651	1,136,034	812,249
Foreign currency adjustment gain loss		$ (1,269)	¥ (8,835)	198,654	(155,368)
Foreign Currency Exchange difference		Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.9618 on the last trading day of 2019 (December 31, 2019) representing the certificated exchange rate published by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rates.	Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.9618 on the last trading day of 2019 (December 31, 2019) representing the certificated exchange rate published by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rates.
Foreign currency translation exchange rate		6.9618				6.9618
Advertising expense			¥ 1,960,002	1,236,167	1,036,053
Right-of-use assets, net	188,087	$ 27,371				¥ 190,552
Operating lease, liability	¥ 162,404			217,443
Minimum [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment		20.00%				20.00%
Maximum [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment		50.00%				50.00%
Contracts, original duration		1 year	1 year
Short-term deposits [Member] | Minimum [Member]
Accounting Policies [Line Items]
Bank deposits maturity		3 months	3 months
Short-term deposits [Member] | Maximum [Member]
Accounting Policies [Line Items]
Bank deposits maturity		1 year	1 year
Long-term deposits [Member] | Minimum [Member]
Accounting Policies [Line Items]
Bank deposits maturity		1 year	1 year
Membership Subscription [Member]
Accounting Policies [Line Items]
Contract period, minimum		1 month	1 month
Contract period, maximum		1 year	1 year
Government Subsidies
Accounting Policies [Line Items]
Other operating income			¥ 255,750	¥ 223,995	¥ 141,688
User Concentration Risk [Member] | Revenues [Member]
Accounting Policies [Line Items]
Number of users or customer accounted for 10% or more of total revenues | Customer		0	0	0	0
China, Yuan Renminbi
Accounting Policies [Line Items]
Cash and cash equivalents				¥ 2,008,000		¥ 2,434,000